Capital Stock (Details Narrative) (Mymd Pharmaceuticals Inc.) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 30, 2019	Dec. 31, 2018
Common stock, shares authorized	100,000,000	100,000,000
Undesignated preferred stock	50,000,000	50,000,000	50,000,000
Mymd Pharmaceuticals Inc. [Member]
Common stock, shares authorized	90,000,000	90,000,000
Mymd Pharmaceuticals Inc. [Member] | Share Issuance [Member]
Sale of stock price per share	$ 1.00			$ 1.00
Number of common stock issued, shares	1,653,000
Mymd Pharmaceuticals Inc. [Member] | Classes of Stock [Member]
Capital stock, shares authorized		100,000,000
Common stock, shares authorized		90,000,000
Undesignated preferred stock		10,000,000